Earnings Per Share - Summary of Basic and Diluted Per Common Share (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Class of Stock [Line Items]
Net income	$ 36,179,042	$ 52,550,587
Less: Undistributed earnings allocated to non-vested shares	(1,985,920)	(977,828)
Net income attributable to common shareholders, basic	33,322,630	50,517,265
Add: Undistributed earnings allocated to non-vested shares	1,985,920	977,828
Less: Undistributed earnings re-allocated to participating non-vested shares	(1,781,095)	(862,466)
Net income attributable to common shareholders, diluted	$ 33,527,455	$ 50,817,627
Weighted average number of shares outstanding, basic	27,789,766	15,940,369
Weighted average number of shares outstanding, diluted	31,515,129	18,304,134
Earnings per share, basic	$ 1.2	$ 3.17
Earnings per share, diluted	$ 1.06	$ 2.78
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Less: Cumulative dividends on Series Preferred Shares	$ (870,492)	$ (870,494)
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Less: Cumulative dividends on Series Preferred Shares		(185,000)
Add: Cumulative dividends on Series C Preferred Shares		$ 185,000